Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Disposal Group, Including Discontinued Opeation, Earned Premium	$ (23)	$ 0	$ 0
Revenue
Fee income and other	14	563	609
Net investment income (loss)			(6)
Disposal Group, Including Discontinued Operation, Net Investment Income, Securities Available-for-sale and Other	(3)	10	8
Disposal Group, Including Discontinued Operation, Net Investment Income, Equity Securities, Trading	139	201	(14)
Disposal Group Including Discontinued Operations, Net Investment Income	136	211
Net realized capital gains	(14)	68	78
Total revenues	113	842	681
Benefits, losses and expenses
Benefits, losses and loss adjustment expenses	(33)	410	541
Disposal Group, Including Discontinued Operation Benefits, Losses and Loss Adjustment Expenses, Returns Credited on International Variable Annuities	139	201	(14)
Disposal Group, Including Discontinued Operation, Benefits Losses and Loss Adjustment Expenses	2	0	(1)
Amortization of DAC	0	35	47
Goodwill impairment	0	149	0
Total benefits, losses and expenses	108	795	573
Income (loss) before income taxes	5	47	108
Income tax expense (benefit)	(5)	(14)	50
Income (loss) from operations of discontinued operations, net of tax	10	61	58
Net realized capital gain on disposal, net of tax	(51)	0	0
Income (loss) from discontinued operations, net of tax	$ (41)	$ 61	$ 58